Tidal ETF Trust

234 W Florida St, Suite 203

Milwaukee, WI 53204

October 21, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Aztlan Global Stock Selection DM SMID ETF and the Aztlan North America Nearshoring Stock Selection ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 17, 2024, and filed electronically as Post-Effective Amendment No. 231 to the Trust’s Registration Statement on Form N-1A on October 17, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC